Document and Entity Information	Apr. 15, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	US BANCORP \DE\
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000036104
Document Type	8-K
Document Period End Date	Apr. 15, 2020
Entity File Number	1-6880
Entity Tax Identification Number	41-0255900
Entity Address, Address Line One	800 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	(651)
Local Phone Number	466-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock .01 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series F Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrM
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series H Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrO
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of Series K Not Cumulative Perpetual Preferred Stock Par Value 1.00 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
Medium-term Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.850% Medium-Term Notes, Series X (Senior), due June 7, 2024
Trading Symbol	USB/24B
Security Exchange Name	NYSE